SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION AND NON CASH ACTIVITY RELATED TO LEASE (Details) - USD ($)	12 Months Ended
	May 31, 2024	May 31, 2023
Leases
Cash paid on operating lease liabilities	$ 40,827	$ 34,025
Right of use assets acquired under operating leases	$ 37,319	$ 38,641